Hartford Core Bond ETF Investment Strategy - Hartford Core Bond ETF	Jul. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGY.
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing in fixed income securities that Wellington Management Company LLP (“Wellington Management”) considers to be attractive from a total return perspective. The Fund invests, under normal circumstances, at least 80% of its net assets (including any borrowings for investment purposes) in fixed-income securities. The Fund will invest primarily in investment grade fixed income securities. The Fund may invest in securities and other instruments issued by both U.S. and foreign issuers. The fixed income securities in which the Fund may invest include, but are not limited to, (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) non-convertible and convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign issuers); (3) asset-backed and mortgage-related securities, including collateralized mortgage and loan obligations; and (4) securities and loans issued or guaranteed as to principal or interest by a sovereign government or one of its agencies or political subdivisions (including quasi-sovereigns), supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other foreign issuers. The Fund may use derivatives to manage portfolio risk or for other investment purposes. The derivatives in which the Fund may invest include, but are not limited to, futures and options contracts and various types of swap agreements. Additionally, the Fund may invest up to 25% of its net assets in debt securities, primarily U.S. dollar denominated debt securities, of foreign issuers. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis, including securities acquired or sold in the “to be announced” (TBA) market. The Fund may invest in “Rule 144A” securities, which are privately placed, restricted securities that may only be resold under certain circumstances to other qualified institutional buyers. The Fund may trade securities actively. Although the Fund may invest in securities and other instruments of any maturity or duration, the Fund normally invests in debt securities with a maturity of at least one year and maintains an average duration within 1.5 years of the Bloomberg U.S. Aggregate Bond Index, the Fund’s performance benchmark. Duration is a measure of the sensitivity of a fixed income security’s price to changes in interest rates. As of September 30, 2025, the average duration of the Bloomberg U.S. Aggregate Bond Index was 6.08 years. There is no limit on the average maturity of the Fund’s portfolio. The investment team is organized with generalist portfolio managers leading sector, rates and risk positioning decisions. The portfolio managers may allocate a portion of the Fund’s assets to specialists within Wellington Management who drive individual sector and security selection strategies.